Document and Entity Information	Dec. 19, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	Crown Castle Inc
Entity Incorporation State Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address Address Line 1	8020 Katy Freeway
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024-1908
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001051470
Amendment Flag	false